Depreciation and amortization (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Depreciation and amortization
Depreciation		₨ 85,509	₨ 123,781	₨ 104,550
Amortization		502,992	457,965	321,050
Depreciation on right of use assets		77,868
Total	$ 8,839	₨ 666,369	₨ 581,746	₨ 425,600